Annual Total Returns[BarChart] - Transamerica AEGON Sustainable Equity Income VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.66%	11.80%	30.24%	12.17%	(3.59%)	14.91%	16.43%	(11.50%)	23.91%	(7.35%)